CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows (used in) from operating activities:
Net loss	$ (246,527,916)	$ (12,618,254)	$ (151,256,961)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,772,392	10,875,940	16,410,245
Equity in loss of subsidiaries and variable interest entities	(45,509)	(230,280)	109,989
Share-based compensation	668,654	817,673	947,505
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	10,213,637	(10,328,029)	(13,676,430)
Amounts due from subsidiaries	359,519	505,073	1,307,017
Accrued expenses and other current liabilities	1,250,684	5,791,432	(1,686,546)
Net cash used in operating activities	(27,190,937)	(17,617,058)	(22,210,745)
Cash flows from (used in) investing activities:
Acquisitions of intangible assets	(109,065)		(133,095)
Restricted cash	(11,204,082)	68,831,080	38,607,862
Net cash (used in) provided by investing activities	(13,114,869)	65,124,624	(29,628,601)
Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil	39,000	92,840	157,533
Share repurchases		(1,877,565)
Proceeds from issuance of common shares		68,996,741	12,901,247
Net cash provided by (used in) financing activities	(11,593,890)	(36,135,463)	48,340,743
Net (decrease) increase in cash and cash equivalents	(51,297,248)	13,098,293	(1,622,751)
Cash and cash equivalents at the beginning of the year	80,309,629	67,211,336	68,834,087
Cash and cash equivalents at the end of the year	29,012,381	80,309,629	67,211,336
Non-cash financing and investing activities:
Shares issued as part of consideration for acquisition of subsidiaries			67,567,386
VISIONCHINA MEDIA INC.
Cash flows (used in) from operating activities:
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,561	22,293	22,292
Equity in loss of subsidiaries and variable interest entities	145,582,875	6,197,150	148,454,480
Impairment losses recognised on amounts due from subsidiaries	90,652,506
Share-based compensation	668,654	817,673	947,505
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	366,765	(230,945)	(361,918)
Amounts due from subsidiaries	14,283,746	(60,791,933)	(19,707,410)
Accrued expenses and other current liabilities	5,718,238	3,600,398	(997,299)
Net cash used in operating activities	10,890,153	(62,888,656)	(22,980,572)
Cash flows from (used in) investing activities:
Acquisitions of intangible assets	(13,844)
Advances from (to) subsidiaries	2,431,402	(18,932,360)	17,748,526
Restricted cash	(13,525,585)
Net cash (used in) provided by investing activities	(11,108,027)	(18,932,360)	17,748,526
Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil	39,000	92,840	157,533
Share repurchases		(1,877,565)
Proceeds from issuance of common shares		68,996,741	12,901,247
Net cash provided by (used in) financing activities	39,000	67,212,016	13,058,780
Net (decrease) increase in cash and cash equivalents	(178,874)	(14,609,000)	7,826,734
Cash and cash equivalents at the beginning of the year	179,170	14,788,170	6,961,436
Cash and cash equivalents at the end of the year	296	179,170	14,788,170
Non-cash financing and investing activities:
Shares issued as part of consideration for acquisition of subsidiaries			$ 67,567,386